Gains on Investment Securities and Dividends	12 Months Ended
Mar. 31, 2016
Gains on Investment Securities and Dividends

22. Gains on Investment Securities and Dividends

Gains on investment securities and dividends in fiscal 2014, 2015 and 2016 consist of the following:

	Millions of yen
	2014	2015	2016
Net gains on investment securities	¥19,412	¥50,617	¥31,134
Dividends income, other	7,769	5,778	4,652

	¥27,181	¥56,395	¥35,786

Trading activities—Net gains on investment securities include net trading losses of ¥3,208 million, net trading gains of ¥2,843 million and net trading gains of ¥892 million for fiscal 2014, 2015 and 2016, respectively.